Note 19 - Fair Value Measurements and Fair Values of Financial Instruments - Financial Assets and Liabilities on a Recurring and Nonrecurring (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investment securities available for sale	$ 2,341	$ 2,970
Fair Value, Recurring [Member]
Investment securities available for sale	2,341	2,970
Total fair value measurements	2,341	2,970
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale	0	0
Total fair value measurements	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	2,341	2,970
Total fair value measurements	2,341	2,970
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale	0	0
Total fair value measurements	0	0
Fair Value, Nonrecurring [Member]
Total fair value measurements		1,860
Impaired loans		1,860
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Total fair value measurements		0
Impaired loans		0
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Total fair value measurements		0
Impaired loans		0
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Total fair value measurements		1,860
Impaired loans		1,860
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) [Member]
Investment securities available for sale	2,268	2,871
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) [Member] | Fair Value, Recurring [Member]
Investment securities available for sale	2,268	2,871
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale	0	0
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	2,268	2,871
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale	0	0
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) [Member]
Investment securities available for sale	73	99
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) [Member] | Fair Value, Recurring [Member]
Investment securities available for sale	73	99
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale	0	0
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	73	99
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale	$ 0	$ 0